Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

A summary of stock option activity for the nine months ended September 30, 2023 is presented below:

Subject to Exercise	Number of Options	Weighted Average Exercise Price	Weighted Average Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	1,910	$4,041.60	5.60	$-
Granted – 2023	32,400	5.44	9.94	18,010
Forfeited/Expired – 2023	-	-	-	-
Exercised – 2023	-	-	-	-
Outstanding as of September 30, 2023	34,310	$232.64	8.62	$18,010
Options vested and exercisable at September 30, 2023	2,124	$3,677.60	4.32	$-

A summary of stock option activity for the years ended December 31, 2022 and 2021 are presented below:

Subject to Exercise	Number of Options	Weighted Average Exercise Price	Weighted Average Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	958	$8,888.00	4.65	$-
Granted – 2021	207	1,017.60	10.00	-
Forfeited/Expired – 2021	(142)	9,715.20	-	-
Exercised – 2021	-	-	-	-
Outstanding as of December 31, 2021	1,023	$7,862.40	5.43	$-
Granted – 2022	887	624.00	7.17	-
Forfeited/Expired – 2022	-	-	-	-
Exercised – 2022	-	-	-	-
Outstanding as of December 31, 2022	1,910	$4,041.60	5.60	$-
Options vested and exercisable at December 31, 2022	1,656	$4,552.80	5.04	$-

Schedule of Outstanding Stock Options

As of September 30, 2023, the Company had outstanding stock options as follows:

Date Issued	Exercise Price	Number of Options	Expiration date
August 2015	$9,540.00	174	December 27, 2025
September 2015	$9,540.00	36	December 27, 2025
November 2015	$9,540.00	205	December 27, 2025
December 2015	$9,540.00	12	December 27, 2025
January 2016	$9,540.00	213	January 9, 2026
May 2016	$12,300.00	45	May 26, 2026
September 2016	$12,300.00	21	May 31, 2026
January 2017	$12,300.00	10	January 1, 2027
January 2018	$11,820.00	8	January 1, 2028
January 2019	$564.00	92	January 1, 2029
October 2021	$1,260.00	207	October 26, 2031
January 2022	$844.80	111	January 1, 2032
January 2022	$892.80	209	January 1, 2024
January 2022	$892.80	105	January 3, 2024
August 2022	$387.26	462	August 23, 2032
January 2023	$57.60	237	January 25, 2025
September 2023	$5.12	32,163	September 12, 2033

Total outstanding options at September 30, 2023		34,310

As of December 31, 2022, the Company had outstanding stock options as follows:

Date Issued	Exercise Price	Number of Options	Expiration date
August 2015	$9,540.00	174	December 27, 2025
September 2015	$9,540.00	36	December 27, 2025
November 2015	$9,540.00	205	December 27, 2025
December 2015	$9,540.00	12	December 27, 2025
January 2016	$9,540.00	213	January 9, 2026
May 2016	$12,300.00	45	May 26, 2026
September 2016	$12,300.00	21	May 31, 2026
January 2017	$12,300.00	10	January 1, 2027
January 2018	$11,820.00	8	January 1, 2028
January 2019	$564.00	92	January 1, 2029
October 2021	$1,260.00	207	October 26, 2031
January 2022	$844.80	111	January 1, 2032
January 2022	$892.80	209	January 1, 2024
January 2022	$892.80	105	January 3, 2024
August 2022	$387.26	462	August 23, 2032

Total outstanding options at December 31, 2022		1,910

Schedule of Assumptions Using Black-Scholes Option Pricing Mode

The Company utilized the Black-Scholes option-pricing model. The assumptions used for the nine months ended September 30, 2023 are as follows:

September 30, 2023
Risk free interest rate	4.39%
Expected Volatility	135.49%
Expected life (in years)	5.86
Expected dividend yield	0%

The Company utilized the Black-Scholes option-pricing model. The assumptions used for the years ended December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Risk free interest rate	0.39% - 3.157%	1.21%
Expected life (in years)	1.00 - 5.87	2 - 10
Expected Volatility	96.24% - 112.54%	113.93%
Expected dividend yield	0%	0%